Statements of Operations (USD $)	3 Months Ended		12 Months Ended		24 Months Ended	27 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Revenues	$ 0	$ 0	$ 0		$ 0	$ 0
Licenses Revenue				0
Operating Expenses
General and administrative	3,037,625	99,602	4,550,339		4,563,122	7,600,747
Amortization expense	292,814	0	293,176		293,176	585,990
Rent				7,019
Lodging				2,065
Air Fare				1,228
Ground Transportation Expense				793
Meals & Entertainment				610
Cell Phone & Wireless Expense				600
Subscriptions, Periodicals				299
Internet and Web Hosting				89
Automobile Expense				80
Total operating expenses	3,330,439	99,602	4,843,515	12,783	4,856,298	8,186,737
Loss from operations	(3,330,439)	(99,602)	(4,843,515)		(4,856,298)	(8,186,737)
Other income (expense)
Loss on extinguishment of notes payable	(2,403,193)	0				(2,403,193)
Decrease in fair value of derivative liabilities	474,327	0	539,467	0	539,467	1,013,794
Interest expense, net	(166,267)	0	(427,024)		(427,024)	(593,291)
Total other income (expense), net	(2,095,133)	0	112,443		112,443	(1,982,690)
Members' equity (deficit), beginning of period		(12,783)	(12,783)	0	0	0
Members' deficit, end of period				(12,783)
Loss before provision for income taxes	(5,425,572)	(99,602)	(4,731,072)		(4,743,855)	(10,169,427)
Provision for income taxes	0	0	0		0	0
Net loss	$ (5,425,572)	$ (99,602)	$ (4,731,072)	$ (12,783)	$ (4,743,855)	$ (10,169,427)